Working capital - Analysis of expected credit loss allowance for doubtful debts (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary Of Additional Information About Working Capital [Abstract]
Balance at beginning of the year	£ 118	£ 112	£ 160
Exchange differences	(12)	6	(13)
Income statement (release)/charge	(3)	21	(15)
Written off	(14)	(21)	(20)
Ending balance	£ 89	£ 118	£ 112